T. ROWE PRICE Maryland Tax-Free Bond Fund
November 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
CALIFORNIA 0.5%
Univ. of California Regents Medical Center, Series B-1, VRDN,
0.02%, 5/15/32  15,160 15,160
15,160
DISTRICT OF COLUMBIA 3.7%
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/37  1,500 1,816
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  6,650 7,984
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/38  3,000 3,649
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/39  2,280 2,765
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/40  2,250 2,688
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/45  2,500 2,948
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/39  5,485 7,076
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/30  5,525 6,731
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/31  7,800 9,490
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/32  1,750 2,128
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/32  2,975 3,617
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33  3,250 3,951
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/34  2,275 2,765
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/35  1,555 1,887
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/36  6,800 8,243
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  29,090 34,967
102,705
MARYLAND 90.7%
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 4.90%, 7/1/30  1,310 1,391
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 5.125%, 7/1/36  2,285 2,426
Anne Arundel County Consolidated Special Taxing Dist., Villages
at Two Rivers Project, 5.25%, 7/1/44  4,150 4,407

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/22  310 319
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/23  240 257
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  470 503
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/25  580 619
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/32  4,285 4,579
Anne Arundel County, Annapolis Area Christian School, Series A,
5.50%, 7/1/23  345 355
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,555 2,662
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,970 5,173
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,340 6,766
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/36  5,130 6,328
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/37  1,100 1,281
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/38  2,000 2,398
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39  3,105 3,615
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 4,328
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/41  3,105 3,614
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42  1,450 1,688
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  4,125 4,941
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,175 5,320
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45  4,350 5,067
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  10,830 12,972
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  12,615 15,497
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  27,800 35,380
Anne Arundel County, Consolidated General Improvement,
Series 2016, GO, 5.00%, 10/1/41  1,450 1,688

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/31  2,470 3,047
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/37  6,480 7,989
Anne Arundel County, Consolidated Water & Sewer, GO, 4.50%,
4/1/44  11,250 12,251
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/35  1,445 1,655
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/37  1,805 2,163
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/38  2,125 2,547
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/39  1,125 1,348
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/40  12,345 14,139
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/40  2,125 2,547
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/41  1,655 2,115
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/42  3,105 3,614
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/43  2,105 2,593
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/45  12,925 14,803
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/46  5,375 6,438
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/47  1,780 2,266
Anne Arundel County, Consolidated Water & Sewer, Series 2018,
GO, 5.00%, 10/1/37  2,110 2,601
Anne Arundel County, Consolidated Water & Sewer, Series 2018,
GO, 5.00%, 10/1/47  5,000 6,142
Anne Arundel County, Consolidated Water & Sewer, Series 2020,
GO, 5.00%, 10/1/32  1,000 1,295
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/40  3,105 3,614
Anne Arundel County, Recreational Fac. Improvements, GO,
5.00%, 10/1/45  9,315 10,842
Anne Arundel County, Sewer Improvements, GO, 5.00%, 10/1/43  10,830 12,972
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/34  7,655 8,768
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35  7,655 8,767
Baltimore County, BAN, GO, 4.00%, 3/23/22  15,750 15,941

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Consolidated Public Improvement, GO, 4.00%,
2/1/34  7,750 8,345
Baltimore County, Consolidated Public Improvement, GO, 4.00%,
3/1/35  1,500 1,802
Baltimore County, Consolidated Public Improvement, GO, 4.00%,
3/1/37  720 847
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
2/1/32 (Prerefunded 2/1/22) (1) 10,000 10,080
Baltimore County, Consolidated Public Improvement, Series 2011,
GO, 5.00%, 2/1/23 (Prerefunded 2/1/22) (1) 5,650 5,695
Baltimore County, Metropolitan Dist. 74th Issue, GO, 5.00%,
2/1/32 (Prerefunded 2/1/22) (1) 1,000 1,008
Baltimore County, Metropolitan Dist. 74th Issue, GO, 5.00%,
2/1/33 (Prerefunded 2/1/22) (1) 2,800 2,822
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/41  4,255 4,767
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/44  8,400 9,395
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46  14,500 17,050
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38  610 717
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/39  4,415 5,182
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/41  3,215 3,762
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/42  9,595 11,206
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/44  11,595 13,501
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/48  5,365 6,244
Baltimore County, Metropolitan Dist. 81st Issue, GO, 4.00%,
3/1/38  6,035 7,238
Baltimore County, Oak Crest Village, 4.00%, 1/1/38  845 974
Baltimore County, Oak Crest Village, 4.00%, 1/1/39  600 691
Baltimore County, Oak Crest Village, 4.00%, 1/1/40  755 868
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  2,950 3,377
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  3,350 3,828
Baltimore County, Oak Crest Village, 5.00%, 1/1/22  500 502
Baltimore County, Oak Crest Village, 5.00%, 1/1/23  450 473
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  855 936
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  1,065 1,211
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,015 1,184
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,220 1,416
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,199
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,000 1,155

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  7,345 8,433
Baltimore County, Riverwood Village, 4.00%, 1/1/50  8,500 9,745
Baltimore, Center/West Dev., Series A, 5.375%, 6/1/36  1,000 1,085
Baltimore, Center/West Dev., Series A, 5.50%, 6/1/43  1,450 1,575
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/22  1,040 1,066
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/23  410 438
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/25  590 653
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/26  375 414
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/27  520 572
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/28  1,215 1,333
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/29  930 1,018
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/30  515 562
Baltimore, Consolidated Tax Increment Fin., 5.00%, 6/15/33  415 452
Baltimore, East Baltimore Research Park, Series A, 5.00%, 9/1/38  1,865 2,107
Baltimore, Harbor Point Project, 4.75%, 6/1/31  2,025 2,230
Baltimore, Harbor Point Project, 5.00%, 6/1/36  2,550 2,813
Baltimore, Harbor Point Project, 5.125%, 6/1/43  4,550 4,978
Baltimore, Harbor Point Project, Series A, 3.50%, 6/1/39 (2) 650 677
Baltimore, Harbor Point Project, Series A, 3.625%, 6/1/46 (2) 4,000 4,169
Baltimore, Harbor Point Project, Series B, 3.55%, 6/1/34 (2) 325 328
Baltimore, Harbor Point Project, Series B, 3.70%, 6/1/39 (2) 450 454
Baltimore, Harbor Point Project, Series B, 3.875%, 6/1/46 (2) 670 677
Baltimore, Wastewater Project, Series C, 5.00%, 7/1/27
(Prerefunded 1/1/24) (1) 525 576
Baltimore, Wastewater Project, Series C, 5.00%, 7/1/30
(Prerefunded 1/1/24) (1) 1,450 1,592
Baltimore, Wastewater Project, Series C, 5.00%, 7/1/34  1,000 1,132
Baltimore, Wastewater Project, Series C, 5.00%, 7/1/43
(Prerefunded 1/1/24) (1) 4,570 5,016
Baltimore, Wastewater Project, Series D, 5.00%, 7/1/29
(Prerefunded 1/1/24) (1) 1,330 1,458
Baltimore, Wastewater Project, Series D, 5.00%, 7/1/30
(Prerefunded 1/1/24) (1) 2,895 3,174
Baltimore, Water Project, Series A, 4.00%, 7/1/37  330 398
Baltimore, Water Project, Series A, 4.00%, 7/1/38  450 542
Baltimore, Water Project, Series A, 4.00%, 7/1/39  435 523
Baltimore, Water Project, Series A, 4.00%, 7/1/40  470 564
Baltimore, Water Project, Series A, 4.00%, 7/1/45  2,000 2,370
Baltimore, Water Project, Series A, 5.00%, 7/1/28 (3)(4) 330 381
Baltimore, Water Project, Series A, 5.00%, 7/1/33  305 398
Baltimore, Water Project, Series A, 5.00%, 7/1/34  600 782
Baltimore, Water Project, Series A, 5.00%, 7/1/35  445 579
Baltimore, Water Project, Series A, 5.00%, 7/1/36  845 1,097
Baltimore, Water Project, Series A, 5.00%, 7/1/44  10,055 11,375
Baltimore, Water Project, Series B, 5.00%, 7/1/31 (Prerefunded
1/1/24) (1) 3,865 4,238

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore, Water Project, Series B, 5.00%, 7/1/38 (Prerefunded
1/1/24) (1) 1,190 1,305
Baltimore, Water Project, Series B, 5.00%, 7/1/42 (Prerefunded
1/1/24) (1) 8,900 9,759
Brunswick, Brunswick Crossing Special Taxing Dist., 3.00%,
7/1/24  685 706
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  960 1,103
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,548 1,826
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/48  1,135 1,330
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/31  4,395 5,273
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/32  2,000 2,394
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/33  1,815 2,163
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/34  1,000 1,190
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/36  1,600 1,894
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/37  1,200 1,419
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/39  585 689
Frederick County, Urbana Community Dev. Auth., Series A, 4.00%,
7/1/40  1,155 1,359
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/25  1,000 1,151
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/26  1,355 1,604
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/27  1,500 1,823
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/28  2,500 3,111
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/29  2,545 3,224
Frederick County, Urbana Community Dev. Auth., Series A, 5.00%,
7/1/30  2,000 2,586
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,190 1,318
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,140 11,213
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  4,860 5,409
Harford County, Beechtree Estates Project, 4.00%, 7/1/36  750 889
Harford County, Beechtree Estates Project, 4.00%, 7/1/40  885 1,041
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.20%, 6/1/27  3,000 2,984

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  5,000 4,971
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  5,425 5,864
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/29  1,055 1,257
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/30  1,035 1,228
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/31  740 876
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/32  550 647
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/37  3,350 3,904
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/42  5,000 5,785
Howard County Housing Commission, Woodfield Oxford Square
Apts, 5.00%, 12/1/46  10,000 11,507
Howard County, Annapolis Junction Town Center Project, 5.80%,
2/15/34  725 762
Howard County, Annapolis Junction Town Center Project, 6.10%,
2/15/44  1,425 1,497
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (2) 480 514
Howard County, Downtown Columbia Project, Series A, 4.125%,
2/15/34 (2) 1,000 1,055
Howard County, Downtown Columbia Project, Series A, 4.375%,
2/15/39 (2) 1,000 1,058
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (2) 2,300 2,422
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (5) 2,155 2,173
Maryland, GO, 4.00%, 8/1/32  2,770 3,309
Maryland, Series A, GO, 5.00%, 3/15/32  5,000 6,557
Maryland, Series A-BID, GO, 4.00%, 8/1/35  10,000 12,479
Maryland CDA, Series A, 3.00%, 9/1/51  20,000 21,467
Maryland CDA, Series A, 4.50%, 9/1/48  3,510 3,902
Maryland CDA, Series B, 3.00%, 9/1/51  22,000 23,734
Maryland CDA, Series B, 3.20%, 9/1/39  10,000 10,751
Maryland CDA, Series B, 5.00%, 3/1/26  370 435
Maryland CDA, Series C, 3.50%, 3/1/50  3,445 3,718
Maryland CDA, Series C, 5.00%, 9/1/26  375 448
Maryland CDA, Series C, 5.00%, 9/1/27  700 856
Maryland CDA, Series C, 5.00%, 9/1/28  1,130 1,411
Maryland CDA, Series C, 5.00%, 9/1/29  2,425 3,042
Maryland CDA, Series C, 5.00%, 3/1/30  740 925
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,866

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series D, 3.25%, 9/1/50  14,565 15,727
Maryland CDA, Series F, 5.00%, 7/1/48  980 1,022
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 5,098
Maryland DOT, 5.00%, 10/1/34  1,430 1,891
Maryland DOT, COP, 5.00%, 10/15/23 (5) 1,035 1,039
Maryland DOT, Series B, 4.00%, 8/1/39 (5) 1,700 2,021
Maryland DOT, Series B, 4.00%, 8/1/40 (5) 1,375 1,632
Maryland DOT, Series B, 4.00%, 8/1/41 (5) 1,525 1,805
Maryland DOT, Series B, 4.00%, 8/1/51 (5) 23,875 27,794
Maryland DOT, Series B, 5.00%, 8/1/46 (5) 16,250 20,569
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (5) 3,060 3,527
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (5) 4,800 5,499
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/23 (5) 600 639
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/24 (5) 325 359
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/25 (5) 510 582
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/26 (5) 690 808
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (5) 310 380
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (5) 225 281
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  2,500 2,686
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/28  400 459
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/29  545 633
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/30  565 656
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/31  590 682
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  515 593
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/33  325 373
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/34  395 452
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  260 297
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/40  2,755 3,107
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/50  9,900 10,996
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 7/1/55  4,490 5,350
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/22  1,190 1,215
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  4,175 4,735
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  3,000 3,401

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  7,360 7,524
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  6,120 7,368
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  6,355 7,618
Maryland Economic Dev., Potomac Electric Power, 1.70%, 9/1/22  18,000 18,173
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/22  325 332
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  700 737
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/30  805 820
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/34  1,000 1,044
Maryland Economic Dev., Seagirt Marine Terminal Project, 5.00%,
6/1/44 (5) 4,900 5,879
Maryland Economic Dev., Seagirt Marine Terminal Project, 5.00%,
6/1/49 (5) 14,655 17,469
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/22  600 609
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/23  100 104
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/24  465 492
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/25  400 444
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  1,825 1,866
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 202
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,812
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 370
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  375 426
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  325 368
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,100 2,352
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 3,006
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 215
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 246
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/22  1,000 1,019
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/24  1,445 1,601
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,000 1,145
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 614
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  500 610
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,000 4,860
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,000 2,424
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  7,155 8,634

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/22 (6) 500 510
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/23 (6) 480 507
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (6) 420 457
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/25 (6) 470 525
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (6) 505 578
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (6) 800 946
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (6) 525 618
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (6) 560 656
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (6) 1,325 1,547
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (6) 705 823
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/22 (6) 1,350 1,374
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/23 (6) 2,000 2,107
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/24 (6) 1,700 1,847
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/25 (6) 2,010 2,241
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26 (6) 1,815 2,072
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/27 (6) 2,230 2,631
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28 (6) 3,405 3,998
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29 (6) 3,100 3,624
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/30 (6) 3,915 4,560
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/31 (6) 2,765 3,219
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/35 (6) 9,850 11,440
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/43 (6) 3,310 3,844
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/23  820 855
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/25  600 651
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/26  600 671

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/27  500 558
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/31  1,000 1,101
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/35  3,845 4,204
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/39  2,300 2,501
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 4.00%,
7/1/23  910 926
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 5.00%,
7/1/22  870 891
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 5.00%,
7/1/27  1,600 1,634
Maryland Economic Dev., Univ. Village at Sheppard Pratt, 5.00%,
7/1/33  2,570 2,617
Maryland HHEFA, 4.00%, 7/1/39  2,475 2,647
Maryland HHEFA, 5.00%, 7/1/39  5,745 6,346
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/28  950 1,110
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/38  1,150 1,339
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/22  205 206
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/23  800 840
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/24  545 596
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/26  910 1,063
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  430 516
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  300 368
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 725
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 705
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  2,340 3,012
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  1,540 1,866
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  14,705 17,735
Maryland HHEFA, Adventist Healthcare, Series A, 6.125%, 1/1/36
(Prerefunded 1/3/22) (1) 2,200 2,211
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%, 1/1/31
(Prerefunded 1/3/22) (1) 2,725 2,739
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%, 1/1/34  2,565 3,055
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%, 1/1/35  1,780 2,115
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/33  2,200 2,489
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/34  3,700 3,767
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/22  1,500 1,541
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/23  850 873
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/25  1,000 1,027
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/26  1,345 1,381
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/27  1,230 1,262
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/29  845 1,026
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/31  3,000 3,617
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/32  1,720 2,070
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  280 310
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26  770 902
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  100 117

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,164
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  500 581
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,161
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,730 3,153
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 3,218
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  6,000 6,860
Maryland HHEFA, Calvert Health System, 5.00%, 7/1/38
(Prerefunded 7/1/23) (1) 750 806
Maryland HHEFA, Calvert Health System, 5.25%, 7/1/33
(Prerefunded 7/1/23) (1) 8,870 9,564
Maryland HHEFA, Carroll Hosp., Series A, 5.00%, 7/1/24
(Prerefunded 7/1/22) (1) 2,010 2,066
Maryland HHEFA, Carroll Hosp., Series A, 5.00%, 7/1/37
(Prerefunded 7/1/22) (1) 12,685 13,039
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,420
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  505 595
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  2,835 3,296
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,710 16,911
Maryland HHEFA, City Neighbors Charter School, Series A, 6.75%,
7/1/44  2,750 2,915
Maryland HHEFA, Doctors Community Hosp., 5.00%, 7/1/38  1,000 1,134
Maryland HHEFA, Edenwald Issue, Retirement Fac., 3.125%,
1/1/24  200 210
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/22  1,300 1,304
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/23  905 938
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%, 1/1/29  1,515 1,655
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  945 1,033
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  875 986
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/26  1,015 1,158
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/27  1,920 2,181
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/28  2,070 2,340
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%, 1/1/37  15,230 17,038
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/40  1,665 1,964
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/45  9,130 10,634
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  11,495 13,270
Maryland HHEFA, Frederick Memorial Hosp., Series A, 4.25%,
7/1/32 (Prerefunded 7/1/22) (1) 13,125 13,423
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/27  1,280 1,310
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/34  3,780 3,875
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  9,095 9,610

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/35  1,200 1,451
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/36  1,265 1,527
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/37  4,380 5,275
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/38  5,105 6,126
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/39  5,310 6,352
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/40  3,265 3,892
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
4.00%, 7/1/41  4,740 5,632
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (2) 300 331
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (2) 1,265 1,394
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (2) 1,800 1,964
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (2) 1,530 1,675
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (3)(7) 9,470 10,813
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/31
(Prerefunded 7/1/22) (1) 2,000 2,056
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/32
(Prerefunded 7/1/22) (1) 1,000 1,028
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/33
(Prerefunded 7/1/22) (1) 1,365 1,403
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (7) 2,380 2,403
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (7) 550 555
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%, 7/1/41  5,475 5,769
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%, 7/1/38  6,590 7,031
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  950 1,114
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,417
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,374
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/34  3,650 4,365
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/40 (Prerefunded
7/1/25) (1) 12,700 14,706
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/47  20,300 23,063
Maryland HHEFA, LifeBridge Health, Series 2016, 5.00%, 7/1/47  19,190 22,384
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%, 7/1/32  1,345 1,608
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%, 7/1/33  1,015 1,214
Maryland HHEFA, LifeBridge Health, Carroll Hosp., Series A,
5.00%, 7/1/25 (Prerefunded 7/1/22) (1) 605 622

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, LifeBridge Health, Carroll Hosp., Series A,
5.00%, 7/1/27 (Prerefunded 7/1/22) (1) 830 853
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/30  480 520
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/31  500 541
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/33  1,210 1,312
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,971
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/45  7,330 7,932
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/27  435 486
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/28  500 558
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/32  595 663
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/45  6,010 6,715
Maryland HHEFA, Loyola Univ., Series A, 4.00%, 10/1/27
(Prerefunded 10/1/22) (1) 1,000 1,032
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/24  500 562
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/25  750 873
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/26  600 719
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/29
(Prerefunded 10/1/22) (1) 1,995 2,075
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/30
(Prerefunded 10/1/22) (1) 2,095 2,179
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/31
(Prerefunded 10/1/22) (1) 2,050 2,133
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/39
(Prerefunded 10/1/22) (1) 5,000 5,201
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/49  7,910 9,818
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/22  150 153
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/24  700 758
Maryland HHEFA, Maryland Institute College of Art, 4.00%, 6/1/42  2,435 2,652
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/22  1,025 1,049
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/24  250 277
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/25  100 115
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/26  225 266
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/27  850 998
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/28  650 760
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/29  350 358
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/30  725 841
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/31  680 786
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/32  710 819
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/33  300 346
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/34  1,005 1,026
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/35  275 316
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/36  650 746
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/42  3,000 3,416
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/47  11,630 11,859
Maryland HHEFA, Maryland Institute College of Art, Series 2012,
5.00%, 6/1/23  500 511

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Maryland Institute College of Art, Series 2016,
5.00%, 6/1/23  250 267
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/25  260 298
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/28  300 351
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/29  315 367
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/34  1,330 1,530
Maryland HHEFA, Maryland Institute College of Art, Series 2017,
5.00%, 6/1/36  575 660
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (6) 5,415 7,388
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (7) 15,475 20,961
Maryland HHEFA, MedStar Health, 4.00%, 8/15/45  1,060 1,137
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  5,080 5,765
Maryland HHEFA, MedStar Health, 5.00%, 8/15/38  900 1,018
Maryland HHEFA, MedStar Health, 5.00%, 8/15/42  11,815 13,367
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  7,840 8,753
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  2,045 2,198
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  7,540 8,103
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  14,870 17,982
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  51,620 62,371
Maryland HHEFA, MedStar Health, Series B, 4.00%, 8/15/38  615 652
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/38  9,655 10,400
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24  1,615 1,658
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/25  2,795 2,869
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/26  1,910 1,960
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/27  1,400 1,436
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/31  5,000 5,128
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  1,830 2,148
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,000 1,172
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,200 1,405
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,500 1,750
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/38  6,345 7,380
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/30  830 911
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  1,030 1,179
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34  1,000 1,132
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40  24,910 28,043
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45  10,500 11,761
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  11,160 12,833
Maryland HHEFA, Peninsula Regional Health System, Series A,
5.00%, 7/1/31  350 449

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Peninsula Regional Health System, Series A,
5.00%, 7/1/32  1,030 1,319
Maryland HHEFA, Peninsula Regional Health System, Series A,
5.00%, 7/1/33  1,200 1,534
Maryland HHEFA, Pooled Loan Program, Series B, VRDN, 0.05%,
4/1/35  4,400 4,400
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 1,149
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,225 1,441
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,515 2,948
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  1,525 1,781
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,597
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  825 1,029
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,205 1,555
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  950 1,220
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  4,005 4,588
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  6,385 7,275
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  8,055 9,149
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/32  4,965 5,669
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 6,047
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 3,315
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,085 2,375
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/43 (Prerefunded 7/1/22) (1) 21,495 22,101
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/31  1,000 1,212
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 605
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
7.00%, 7/1/22 (3)(8) 805 836
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  8,400 10,061
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 0.03%, 7/1/41  2,605 2,605
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (1) 17,505 19,666
Maryland IDA, 5.929%, 8/26/22 (6) 1,600 1,666
Maryland IDA, McDonogh School, 4.00%, 9/1/43  1,000 1,149
Maryland IDA, McDonogh School, 4.00%, 9/1/48  1,600 1,826
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/35  1,500 1,802
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/36  1,750 2,098

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/37  4,000 4,783
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/38  4,125 4,923
Maryland Stadium Auth. Built to Learn Revenue, 4.00%, 6/1/51  10,000 11,663
Maryland Stadium Auth. Built to Learn Revenue, 5.00%, 6/1/34  530 691
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  6,270 7,710
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/36  4,205 5,162
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/37  5,250 6,433
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/38  13,970 17,096
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/46 (Prerefunded
5/1/26) (1) 48,750 58,194
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50  40,015 59,746
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series 2016, 5.00%, 5/1/36  2,015 2,384
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series A, 5.00%, 5/1/47
(Prerefunded 5/1/28) (1) 6,605 8,290
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47  13,590 20,013
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Unrefunded Balance, Series A,
5.00%, 5/1/47  13,825 16,828
Maryland Transportation Auth., 4.00%, 7/1/26  2,340 2,389
Maryland Transportation Auth., Series A, 4.00%, 7/1/38  580 708
Maryland Transportation Auth., Series A, 5.00%, 7/1/46  10,775 14,065
Maryland Transportation Auth., Series A, 5.00%, 7/1/51  6,750 8,765
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/33 (5) 3,250 3,798
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/37 (5) 7,530 8,737
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/38 (5) 7,830 9,071
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
4.00%, 6/1/39 (5) 8,145 9,419
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 3/1/23 (Prerefunded 3/1/22) (1) 4,070 4,118
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/23 (5) 2,440 2,496
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/24 (5) 2,560 2,618
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 3/1/25 (Prerefunded 3/1/22) (1) 4,500 4,553

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/25 (5) 2,690 2,751
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/26 (5) 2,820 2,883
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 3/1/27 (Prerefunded 3/1/22) (1) 8,470 8,569
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/27 (5) 2,965 3,031
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/28 (5) 3,110 3,179
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/30 (5) 4,615 5,795
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/31 (5) 5,895 7,374
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
5.00%, 6/1/32 (5) 740 925
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2012A, 5.00%, 3/1/24 (Prerefunded 3/1/22) (1) 4,285 4,335
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2012A, 5.00%, 3/1/26 (Prerefunded 3/1/22) (1) 8,055 8,150
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2012B, 5.00%, 3/1/24 (Prerefunded 3/1/22) (1)(5) 9,920 10,034
Maryland Transportation Auth., Baltimore/Washington Int'l. Airport,
Series 2012B, 5.00%, 3/1/26 (Prerefunded 3/1/22) (1)(5) 7,615 7,702
Maryland Transportation Auth., Transportation Fac. Project, 4.00%,
7/1/45  4,525 5,345
Maryland, State & Local Facs. Loan, Series A, GO, 4.00%, 3/15/35  15,000 18,224
Montgomery County, Series E, GO, VRDN, 0.04%, 11/1/37  8,240 8,240
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  8,385 9,032
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  4,525 4,683
Montgomery County Housing Opportunities Commission,
Series B, VRDN, 0.08%, 7/1/39 (5) 5,300 5,300
Montgomery County, Consolidated Public Improvement, Series A,
GO, 4.00%, 11/1/31 (Prerefunded 11/1/24) (1) 10,000 11,054
Montgomery County, Consolidated Public Improvement, Series A,
GO, 4.00%, 11/1/33  1,065 1,300
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 3,706
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  260 285
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  22,250 25,524
Montgomery County, Trinity Healthcare, 5.00%, 12/1/45  16,955 20,020
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/22  860 879
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/24  930 1,010
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/26  505 545
Montgomery County, West Germantown Dev. Dist., 4.00%, 7/1/27  1,000 1,076

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/23
(Prerefunded 7/1/22) (1) 600 617
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/24
(Prerefunded 7/1/22) (1) 630 648
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/26
(Prerefunded 7/1/22) (1) 1,355 1,393
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/27
(Prerefunded 7/1/22) (1) 750 771
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/28
(Prerefunded 7/1/22) (1) 575 591
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/30
(Prerefunded 7/1/22) (1) 795 817
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/31
(Prerefunded 7/1/22) (1) 455 468
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/32
(Prerefunded 7/1/22) (1) 675 694
Prince George's County, National Harbor Project, 5.20%, 7/1/34  4,720 4,761
Prince George's County, Westphalia Town Center Project, 5.00%,
7/1/30 (2) 600 692
Prince George's County, Westphalia Town Center Project, 5.125%,
7/1/39 (2) 1,350 1,519
Prince George's County, Westphalia Town Center Project, 5.25%,
7/1/48 (2) 4,500 5,058
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/24  1,785 1,941
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 1,107
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 865
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 572
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  4,990 5,414
Rockville, Ingelside at King Farm, Series A-2, 2.25%, 11/1/22  610 613
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/23  750 794
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/25  500 556
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 554
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,513
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,658
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  1,000 1,087
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 1,054
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,782
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  1,750 1,890
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,170 7,720
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/33  9,040 10,186
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/34  7,390 8,319
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/51  29,540 35,370
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
5.00%, 4/1/28  5,800 6,859

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/28  1,875 2,038
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/29  1,950 2,129
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,617
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 5,412
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/15/35  2,340 2,732
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/36  10,000 11,881
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/37  10,360 11,242
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/39  11,105 12,044
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 4.00%, 6/1/40  4,155 4,506
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/35  2,225 2,652
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 5.00%, 6/1/38  12,585 15,016
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2014, 4.00%, 6/1/41  2,000 2,168
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2014, 4.00%, 6/1/42  2,000 2,166
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2014, 4.00%, 6/1/43  4,450 4,820
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2014, 4.00%, 6/1/44  7,000 7,579
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2016, 4.00%, 6/1/39  500 569
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, 2nd Series 2016, 4.00%, 6/1/42  6,545 7,418
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, Series 2014, 4.00%, 6/1/41  5,000 5,418
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, Series 2014, 4.00%, 6/1/42  4,980 5,394
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, Series 2014, 4.00%, 6/1/43  4,020 4,354
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, Series 2014, 4.00%, 6/1/44  4,100 4,436
Washington Suburban Sanitary Commission, Consolidated Public
Improvement, Series 2018, 4.00%, 6/1/41  14,845 17,448
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34  3,040 3,238
Westminster, Carroll Lutheran Village, 5.125%, 7/1/40  3,020 3,198
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44  6,570 7,020

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  565 598
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,600 2,844
Westminster, Lutheran Village at Millers Grant, Series A, 6.125%,
7/1/39  1,750 1,913
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  1,665 1,819
2,541,170
MISSISSIPPI 0.1%
Jackson County PCR, Chevron USA Project, VRDN, 0.02%, 6/1/23  2,500 2,500
2,500
NEW YORK 0.6%
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A-1, VRDN, 0.03%, 11/1/31  15,495 15,495
15,495
PUERTO RICO 3.5%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33 (2)(9) 3,400 4,189
Puerto Rico Commonwealth, Public Improvement, GO, 4.50%,
7/1/23 (10)(11) 1,330 1,270
Puerto Rico Commonwealth, Public Improvement, GO, 4.50%,
7/1/23 (10)(11) 22 20
Puerto Rico Commonwealth, Public Improvement, GO, 5.00%,
7/1/31 (10)(11) 95 89
Puerto Rico Commonwealth, Public Improvement, GO, Zero
Coupon, 7/1/17 (10)(11) 1,105 1,041
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
4.00%, 7/1/24 (10)(11) 1,800 1,586
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/18 (10)(11) 805 795
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/22 (10)(11) 235 232
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/22 (10)(11) 125 122
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/24 (10)(11) 100 99
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/25 (10)(11) 1,995 1,943
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (10)(11) 4,100 3,680
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.125%, 7/1/31 (10)(11) 5,240 5,161
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.125%, 7/1/37 (10)(11) 1,000 923

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/20 (10)(11) 135 134
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.375%, 7/1/33 (10)(11) 1,500 1,474
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.50%, 7/1/18 (10)(11) 90 89
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.50%, 7/1/18 (10)(11) 85 82
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.50%, 7/1/23 (10)(11) 995 986
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.75%, 7/1/41 (10)(11) 1,480 1,447
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
6.00%, 7/1/38 (10)(11) 1,020 1,020
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
3.65%, 7/1/16 (10)(11) 1,245 1,135
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
4.25%, 7/1/19 (10)(11) 1,260 1,151
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.30%, 7/1/33 (10)(11) 1,860 1,690
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (10)(11) 3,220 3,123
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.00%, 7/1/39 (10)(11) 3,675 3,675
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.70%, 7/1/23 (10)(11) 6,485 6,315
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.70%, 7/1/23 (10)(11) 1,150 1,108
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.75%, 7/1/36 (10)(11) 2,375 2,170
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
6.50%, 7/1/40 (10)(11) 3,675 3,556
Puerto Rico Electric Power Auth., Series 2013A-RSA-1, 6.75%,
7/1/36 (10)(11) 4,690 4,713
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/27 (10)(11) 850 837
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/30 (10)(11) 1,925 1,896
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (10)(11) 55 54
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (10)(11) 85 84
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (10)(11) 210 207
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (10)(11) 270 260

T. ROWE PRICE Maryland Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (10)(11) 1,045 1,027
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (10)(11) 340 334
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (10)(11) 415 408
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (10)(11) 55 54
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/37 (10)(11) 4,990 4,903
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (10)(11) 45 44
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (10)(11) 260 256
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (10)(11) 225 218
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (10)(11) 95 94
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (10)(11) 255 251
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (10)(11) 195 193
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (10)(11) 65 60
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (10)(11) 110 106
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/19 (10)(11) 1,110 1,068
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (10)(11) 90 88
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (10)(11) 830 802
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (10)(11) 240 236
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (10)(11) 95 94
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  9,585 10,839
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  12,998 14,890
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,500 1,680

T. ROWE PRICE Maryland Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,237 1,385
97,386
Total Investments in Securities 99.1%
(Cost $2,616,673) $ 2,774,416
Other Assets Less Liabilities 0.9% 25,995
Net Assets 100.0% $ 2,800,411
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Prerefunded date is used in determining portfolio maturity.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$28,176 and represents 1.0% of net assets.
(3) Escrowed to maturity
(4) Insured by Financial Guaranty Insurance Company
(5) Interest subject to alternative minimum tax.
(6) Insured by Assured Guaranty Municipal Corporation
(7) Insured by AMBAC Assurance Corporation
(8) Insured by National Public Finance Guarantee Corporation
(9) When-issued security
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) Non-income producing
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Maryland Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Maryland Tax-Free Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On November 30, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F87-054Q3 11/21